Inventories:	9 Months Ended
Dec. 31, 2011
Inventories:
Inventories:
6.	Inventories:

	December 31, 2011	March 31, 2011
Purchased parts	$20,020	$10,494
Assembled parts	4,198	2,705
Work-in-process	6,994	3,453
Finished goods	6,360	1,349
Obsolescence provision	(515)	(1,196)

	$37,057	$16,805

During the nine months ended December 31, 2011, the Company recorded a write-down to net realizable value of approximately $430 (years ended March 31, 2011 – $nil; March 31, 2010 – $1,793) for obsolescence and scrap. Cost of revenue related to product revenue for the nine months ended December 31, 2011 was $128,036 (years ended March 31, 2011 – $72,448; March 31, 2010 – $66,277) and cost of revenue related to parts revenue was $17,894 (years ended March 31, 2011 – $18,534; March 31, 2010 – $16,702).